Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangibles

Note 11 – Goodwill and Other Intangibles

Goodwill. Changes by business unit in the carrying amount of goodwill for the years ended December 31, 2013 and 2012, including the effect of foreign exchange rates on non-U.S. dollar denominated balances, were as follows:

(In Millions)	CORPORATE & INSTITUTIONAL SERVICES	WEALTH MANAGEMENT	TOTAL
Balance at December 31, 2011	$460.6	$71.4	$532.0
Foreign Exchange Rates	5.7	0.1	5.8

Balance at December 31, 2012	$466.3	$71.5	$537.8
Foreign Exchange Rates	2.9	–	2.9

Balance at December 31, 2013	$469.2	$71.5	$540.7

Other Intangible Assets Subject to Amortization. The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2013 and 2012 were as follows.

	DECEMBER 31,
(In Millions)	2013	2012
Gross Carrying Amount	$198.2	$252.1
Accumulated Amortization	115.2	148.1

Net Book Value	$83.0	$104.0

Other intangible assets consist primarily of the value of acquired client relationships and are included within other assets in the consolidated balance sheet. Amortization expense related to other intangible assets was $21.1 million, $20.3 million, and $17.5 million for the years ended December 31, 2013, 2012, and 2011, respectively. Amortization for the years 2014, 2015, 2016, 2017, and 2018 is estimated to be $19.7 million, $11.9 million, $9.3 million, $9.3 million, and $8.6 million, respectively.